STATEMENTS OF CHANGES IN EQUITY (DEFICIENCY) [Parenthetical] (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2009 Issue One [Member]	Dec. 31, 2010 Issue Two [Member]	Dec. 31, 2010 Issue Three [Member]	Dec. 31, 2011 Issue Four [Member]	Dec. 31, 2011 Issue Five [Member]
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs	$ 570	$ 301	$ 145	$ 541	$ 70